Common Stock and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 02, 2016	Nov. 29, 2013
Series A [Member]
Shares of Common Stock Issuable from Warrants Outstanding	720,000	960,000
Weighted Average Exercise Price	$ 0.35
Expiration	Jul. 12, 2019
Series B [Member]
Shares of Common Stock Issuable from Warrants Outstanding		1,326,087
Weighted Average Exercise Price	$ 0.46		$ 0.46	$ 0.46
Expiration	Nov. 29, 2018
Series C [Member]
Shares of Common Stock Issuable from Warrants Outstanding		3,500,000
Weighted Average Exercise Price	$ 0.49			$ 0.49
Expiration	Nov. 29, 2018
Series D [Member]
Shares of Common Stock Issuable from Warrants Outstanding	910,000	910,000
Weighted Average Exercise Price	$ 1.10	$ 1.10
Expiration	Jun. 05, 2020
Series E [Member]
Shares of Common Stock Issuable from Warrants Outstanding	584,416	584,416
Weighted Average Exercise Price	$ 1.54
Expiration	Sep. 08, 2021
Series F [Member]
Shares of Common Stock Issuable from Warrants Outstanding	14,492
Weighted Average Exercise Price	$ 3.45
Series F [Member] | Minimum [Member]
Expiration	Feb. 23, 2022
Series F [Member] | Maximum [Member]
Expiration	Mar. 09, 2022
Series G [Member]
Shares of Common Stock Issuable from Warrants Outstanding	460,250
Weighted Average Exercise Price	$ 2.68
Expiration	Jul. 21, 2022
Series H [Member]
Shares of Common Stock Issuable from Warrants Outstanding	920,000
Weighted Average Exercise Price	$ 2.75
Expiration	Oct. 16, 2022
Warrants [Member]
Shares of Common Stock Issuable from Warrants Outstanding	3,609,158	7,280,503